Fair Values (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of fair value measurement of assets [abstract]
Schedule of Financial Instruments Measured at Fair Value
The Group’s financial instruments measured at fair value at the end of the reporting period are detailed below:

Portfolio of Instruments as of 12.31.23	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Government Securities	571,896,244	932,367	—
Corporate Securities	25,241,227	476,850	248,177
Derivative Financial Instruments	20,656	35,269,630	—
Other Debt Securities	10,641,603	10,686,716	—
Other Financial Assets	49,279,292	21,541	—
Financial Assets Pledged as Collateral	36,054,319	—	—
Investments in Equity Instruments	2,709,730	—	6,927,788
Liabilities
Liabilities at fair value through profit or loss (*)	49,485,078	—	—
Derivative Financial Instruments	—	12,238,747	—
Total	646,357,993	35,148,357	7,175,965
(*)They include the operations of obligations for operations with Government Securities of third parties.

Portfolio of Instruments as of 12.31.22	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Argentine Central Bank’s Bills and Notes	—	2,242,639,562	—
Government Securities	215,084,330	5,566,365	—
Corporate Securities	1,412,278	542,391	1,945,419
Derivative Financial Instruments	1,915	10,361,046	—
Other Debt Securities	2,897,323	8,597,952	—
Other Financial Assets	32,881,802	—	—
Financial Assets Pledged as Collateral	2,263,880	—	—
Investments in Equity Instruments	338,348	—	6,634,191
Liabilities
Liabilities at fair value through profit or loss (*)	243,592	—	—
Derivative Financial Instruments	—	5,275,600	—
Total	254,636,284	2,262,431,716	8,579,610
(*)Include the operations of obligations for operations with Government Securities of third parties.

Summary of Changes in Instruments Included in Fair Value Level 3
The evolution of instruments included in Level 3 Fair Value is detailed below:

Level 3	12.31.22	Transfers(*)	Recognition	Derecognition	Income (Loss)	Inflation Effect	12.31.23
Government Securities	—	2,749,897	1,062,060	(4,985,512)	1,600,754	(427,199)	—
Corporate Securities	1,945,419	1,856,416	9,933,303	(9,540,392)	1,349,458	(5,296,027)	248,177
Investments in Equity Instruments	6,634,191	—	803,936	(2,606,782)	10,240,161	(8,143,718)	6,927,788
Total	8,579,610	4,606,313	11,799,299	(17,132,686)	13,190,373	(13,866,944)	7,175,965
(*)Include the movements of levels of financial instruments classified as fair value Level 3, as described above.

Level 3	12.31.21	Transfers(*)	Recognition	Derecognition	Income (Loss)	Inflation Effect	12.31.22
Government Securities	10,480,898	(5,047,541)	4,304,669	(9,183,047)	3,756,809	(4,311,788)	—
Corporate Securities	2,051,529	1,731,744	5,149,409	(7,522,945)	816,028	(280,346)	1,945,419
Other Financial Assets	33,880,513	—	—	(17,393,070)	—	(16,487,443)	—
Investments in Equity Instruments	7,202,470	—	—	—	4,035,753	(4,604,032)	6,634,191
Total	53,615,410	(3,315,797)	9,454,078	(34,099,062)	8,608,590	(25,683,609)	8,579,610
(*)Include the movements of levels of financial instruments classified as fair value Level 3, as described above.

Summary of Assets and Liabilities Recorded at Amortized Cost
The Group included below the fair value of the instruments not carried at fair value as of the year-end.

Items of Assets/Liabilities as of 12.31.23	Book Value	Fair Value	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Cash and Due from Banks	1,995,884,822	1,995,884,822	1,995,884,822	—	—
Repurchase Transactions	1,170,165,239	1,170,165,239	1,170,165,239	—	—
Loans and Other Financing	3,080,706,325	3,084,867,731	—	—	3,084,867,731
Other Financial Assets	128,802,703	136,564,439	101,665,092	—	34,899,347
Other Debt Securities (*)	1,905,006,029	1,905,434,511	1,610,412,185	26,543,350	268,478,976
Financial Assets Pledged as Collateral	395,502,883	395,560,476	395,560,476	—	—
Liabilities
Deposits	5,707,779,943	5,708,459,474	—	—	5,708,459,474
Repurchase Transactions	23,346,266	23,346,266	—	—	23,346,266
Financing Received from the Argentine Central Bank and Other Financial Institutions	138,128,699	137,743,790	—	—	137,743,790
Debt Securities	92,715,512	91,166,210	75,714,905	—	15,451,305
Subordinated Debt Securities	205,612,893	201,085,205	—	—	201,085,205
Other Financial Liabilities	1,273,329,296	1,272,854,309	—	—	1,272,854,309
(*)    Includes Argentine Central Bank´s Bills for the sum of Ps.316,319,663.

Items of Assets/Liabilities as of 12.31.22	Book Value	Fair Value	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Cash and Due from Banks	1,393,686,854	1,393,686,854	1,393,686,854	—	—
Repurchase Transactions	359,750,280	359,750,280	359,750,280	—	—
Loans and Other Financing	3,871,626,785	3,882,225,090	—	—	3,882,225,090
Other Financial Assets	141,558,441	145,866,952	120,896,437	—	24,970,515
Other Debt Securities	1,130,358,620	1,109,609,241	—	—	1,109,609,241
Financial Assets Pledged as Collateral	471,395,656	471,395,656	471,395,656	—	—
Liabilities
Deposits	6,670,282,388	6,670,131,209	—	—	6,670,131,209
Financing Received from the Argentine Central Bank and Other Financial Institutions	116,684,862	115,342,645	—	—	115,342,645
Debt Securities	209,587,705	205,194,182	185,328,632	—	19,865,550
Subordinated Debt Securities	141,394,653	139,132,579	—	—	139,132,579
Other Financial Liabilities	1,086,252,228	1,085,225,226	—	—	1,085,225,226